Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Preferred stock par value	$ 0.01	$ 0.01
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	399,151,483	369,649,777
Common stock shares outstanding	399,151,483	369,649,777
Preferred Stock [Member]
Consolidated Balance Sheets
Preferred stock shares authorized	500,000,000	500,000,000
Series A Convertible Preferred Stock
Consolidated Balance Sheets
Preferred stock shares authorized	100,000,000	100,000,000
Preferred stock shares issued	31,923,010	52,238,806
Preferred stock shares outstanding	31,923,010	52,238,806